Provision For Income Taxes And Deferred Income Taxes - Schedule Of Reconciliation Of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	$ 12,746	$ 0
Additions based on tax positions related to the current year	6,054	7,380
Additions for tax positions of prior years	0	5,366
Balance at the end of the year	$ 18,800	$ 12,746